Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Revenue	$ 2,063,486	$ 2,039,088	$ 4,097,485	$ 4,054,408
Clients 1-5
Disaggregation of Revenue [Line Items]
Revenue	494,853	502,385	1,002,850	998,504
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	320,646	300,080	626,987	607,546
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	516,117	523,737	984,131	994,379
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 731,870	$ 712,886	$ 1,483,517	$ 1,453,979